S-K 1603(b) Conflicts of Interest	Mar. 25, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign or sell the founder shares and private units (as well as the underwriter’s securities), as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 30 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

NewHold Industrial Technology IV LLC Kevin Charlton Polly Schneck Samy Hammad Charlie Baynes-Reid Thomas Sullivan Phil Horlock Suzy Taherian Brian Mathis Matt Yerbic Scott Scharfman Bryan Mikula

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination;

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

(i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private units (including component securities and securities underlying those component securities)	30 days after the completion of our initial business combination	NewHold Industrial Technology IV LLC Kevin Charlton Polly Schneck Samy Hammad Charlie Baynes-Reid Thomas Sullivan Phil Horlock Suzy Taherian Brian Mathis Matt Yerbic Scott Scharfman Bryan Mikula	Same as above, except BTIG shall also be permitted to make the same type of transfers to their affiliates as the sponsor can make to its affiliates as described above.
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	NewHold Industrial Technology IV LLC Kevin Charlton Polly Schneck Samy Hammad Charlie Baynes-Reid Thomas Sullivan Phil Horlock Suzy Taherian Brian Mathis Matt Yerbic Scott Scharfman Bryan Mikula

The 180 day lock-up period is pursuant to the underwriting agreement and can be waived with the prior written consent of BTIG. See “Underwriting — Lock-up.”

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.

Up to 875,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth herein.

Pursuant to the letter agreement to be entered into with us, each of our sponsor, directors and officers have agreed to a lock-up and restrictions on their ability to transfer, assign or sell the founder shares, the private units and the securities underlying the private units. Further, the sponsor membership interests owned by the directors and officers are locked up and are not transferable because the letter agreement prohibits indirect transfers. Non-managing sponsor investors will not be subject to transfer restrictions or a lock-up agreement on any public shares that they may purchase in this offering (if any). Non-managing sponsor investors may potentially have different interests than other public shareholders in approving our initial business combination due to their membership interests in our sponsor.

Our letter agreement may be amended without shareholder approval. Other SPACs have, in certain instances, amended the transfer restrictions applicable to founder shares and private placement units in connection with their business combinations. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, may choose to approve one or more amendments to the letter agreement in order to amend the transfer restrictions that would be applicable after our initial business combination to our founder shares and private placement units, or for other reasons. However, the underwriting agreement will provide that we may not amend the letter agreement without BTIG’s prior written consent, and our board will not amend the provisions in the letter agreement with respect to the waiver of redemption rights with respect to our founder shares and private shares.